Investments (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Capital stock	R$ 15,000,000	R$ 15,000,000
Capital stock, shares	683,509,869
Seasamm [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 19,532
Capital stock, shares	19,532,409
Equity interest	3600.00%
G S Inima [Member]
IfrsStatementLineItems [Line Items]
Equity interest	64.00%
Percentage of equity interest held	51.00%
Aguas De Andradina [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 17,936
Capital stock, shares	17,936,174
S A B E S P [Member]
IfrsStatementLineItems [Line Items]
Equity interest	30.00%
Percentage of equity interest held	45.00%
Igua Saneamento S A [Member]
IfrsStatementLineItems [Line Items]
Equity interest	70.00%
Aguas De Castilho [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 2,785
Capital stock, shares	2,785,276
Attend Ambiental [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 23,494
Capital stock, shares	37,677,245
Estre [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest held	55.00%
Aquapolo Ambiental [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 36,412
Capital stock, shares	42,419,045
S A B E S P 1 [Member]
IfrsStatementLineItems [Line Items]
Equity interest	49.00%
Percentage of equity interest held	49.00%
Paulista Geradora De Energia [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 28,989
Equity interest	25.00%
Capital stock, shares	8,679,040
Servtec Investimentos E Participacoes Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest held	37.50%
Tecniplan Engenharia E Comercio Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest held	37.50%
Cantareira S P Energia [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 1,000
Capital stock, shares	1,000,000
Pacto S P Energia I Ltda [Member]
IfrsStatementLineItems [Line Items]
Equity interest	51.00%
F O X X U R E B A Ambiental S A [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 69,258
Equity interest	80.00%
Capital stock, shares	69,257,657
Acquired amount of share capital	R$ 40,000
Corresponding amount	13,852
Right of use Investments	26,148
contributions	R$ 865
S A B E S P 2 [Member]
IfrsStatementLineItems [Line Items]
Equity interest	20.00%
Infranext Solucoes Em Pavimentacao S A [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 7,050
Capital stock, shares	7,050,000
Infranext Solucoes Em Pavimentacao S A 1 [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 8,111
Capital stock, shares	12,000,000
Total share capital	R$ 12,000
S A B E S P 3 [Member]
IfrsStatementLineItems [Line Items]
Equity interest	45.00%
D V S Locacao De Equipamentos Ltda [Member]
IfrsStatementLineItems [Line Items]
Equity interest	55.00%
S A B E S P Olimpia S A [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 811
Capital stock, shares	811.121
S A B E S P Olimpia S A 1 [Member]
IfrsStatementLineItems [Line Items]
Equity interest	100.00%
Capital stock, shares	8,111,208